Label	Element	Value
Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	$ (275,000,000)	[1]
Limited Partners 1 [Member]
Equity	ifrs-full_Equity	1,452,000,000
Limited Partners 1 [Member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(133,000,000)	[1]
Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	1,310,000,000
Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(128,000,000)	[1]
Noncontrolling Interest Attributable To Preference Shares [Member]
Equity	ifrs-full_Equity	15,000,000
Accumulated other comprehensive income [member] | Limited Partners 1 [Member]
Equity	ifrs-full_Equity	(112,000,000)	[2]
Accumulated other comprehensive income [member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	(165,000,000)	[2]
Retained earnings [member] | Limited Partners 1 [Member]
Equity	ifrs-full_Equity	(202,000,000)
Retained earnings [member] | Limited Partners 1 [Member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(133,000,000)	[1]
Retained earnings [member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	(199,000,000)
Retained earnings [member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(128,000,000)	[1]
Changes In Ownership Interests Of Consolidated Subsidiaries [Member] | Limited Partners 1 [Member]
Equity	ifrs-full_Equity	0	[3]
Changes In Ownership Interests Of Consolidated Subsidiaries [Member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	0	[3]
Other equity interest [member]
Equity	ifrs-full_Equity	3,012,000,000
Other equity interest [member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(14,000,000)	[1]
Issued capital [member] | Limited Partners 1 [Member]
Equity	ifrs-full_Equity	1,766,000,000
Issued capital [member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	$ 1,674,000,000

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 21 for additional information.
[3]	See Note 20 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.